INCOME TAXES - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets:
Reserves and other accrued liabilities	$ 606	$ 354
Pension, postretirement and other employee benefits	437	460
Lease liability	348	409
Tax credit and loss carryforwards	893	538
Interest limitation carryforward	13	114
Capitalized costs	383	180
Intangible assets	0	428
Investments	406	25
Other	5	10
Total deferred income tax assets	3,091	2,518
Valuation allowance	(625)	(655)
Deferred income tax assets, net of valuation allowance	2,466	1,863
Deferred income tax liabilities:
Intangible assets	(395)	0
Lease asset	(308)	(340)
Property, equipment and other assets	(267)	(89)
Financing obligations	(285)	(66)
Other	(14)	(16)
Total deferred income tax liabilities	(1,269)	(511)
Deferred income tax assets, net	$ 1,197	$ 1,352